Business Combination (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Business Combinations [Abstract]
Schedule of Calculation of Purchase Price and Preliminary Allocation of Purchase Price
The following table represents the allocation of the purchase price (dollars in thousands):

	December 31, 2011	Adjustment	September 30, 2012

Goodwill	$3,497,532	$(25,625)	$3,471,907
Identifiable intangible assets	2,890,570	—	2,890,570
Tangible assets acquired and liabilities assumed:
Accounts receivable	403,677	—	403,677
Inventories	195,779	(1,151)	194,628
Other current assets	43,919	—	43,919
Property, plant and equipment	554,065	42,920	596,985
Other non-current assets	15,177	—	15,177
Current liabilities	(328,000)	—	(328,000)
Long-term debt and other non-current liabilities	(1,502,318)	—	(1,502,318)
Noncurrent tax liabilities	(38,252)	—	(38,252)
Net deferred tax liability	(1,258,675)	(16,144)	(1,274,819)
Total purchase price	$4,473,474	$—	$4,473,474

The following tables represent the calculation of the total purchase price and the preliminary allocation of the purchase price (dollars in thousands):

December 31, 2011
Cash used to acquire equity	$5,185,359
Cash and cash equivalents	(711,885)
Total purchase price	$4,473,474

Goodwill	$3,497,532
Identifiable intangible assets	2,890,570
Tangible assets acquired and liabilities assumed:
Accounts receivable	403,677
Inventories	195,779
Other current assets	43,919
Property, plant and equipment	554,065
Other non-current assets	15,177
Current liabilities	(328,000)
Long-term debt and other non-current liabilities	(1,502,318)
Noncurrent tax liabilities	(38,252)
Net deferred tax liability	(1,258,675)
Total purchase price	$4,473,474

Pro Forma Condensed Consolidated Results of Operations
The following table reflects the unaudited pro forma condensed consolidated results of operations, as though the Merger had occurred as of the beginning of the periods being presented (dollars in thousands):

	Period from January 1 through November 3, 2011	Year Ended December 31, 2010
	(unaudited)	(unaudited)
Pro forma revenue	$1,503,412	$1,743,440
Pro forma net loss	$(60,822)	$(280,479)

Business Acquisition, Source and Use of Funds
The following sets forth the sources and uses of funds in connection with the Merger (dollars in thousands):

Amount
Source of funds:
Borrowings under the senior secured credit facility	$2,300,000
Proceeds from the issuance of partners’ equity	1,714,398
Gross proceeds from the sale of the second lien senior secured notes	1,750,000
Gross proceeds from the sale of the senior unsecured notes	750,000
Cash on hand	546,915
Total	$7,061,313

Use of funds:
Purchase of KCI common stock and net settlement of options	$5,185,359
Repayment of debt under the previous senior credit facility	529,375
Settlement of convertible debt and related note hedge and warrants	969,189
Payment of debt issuance costs, discount and transaction costs (1)	377,390
Total	$7,061,313
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(1) Debt issuance costs have been deferred and will be amortized over the life of the debt instruments. Transaction costs are reported as a component of selling, general and administrative expenses in the consolidated statements of operations.